SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Sanovas Ophthalmology LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Balance due to Sanovas – beginning of year	$ 427,933	$ 142,721
Costs paid by Sanovas on the Company’s behalf		79,290
Costs of Sanovas allocated to the Company	561,640	453,047
Proceeds from costs charged by Sanovas to the Company, net	103,274	692,677
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology	(1,090,087)	(939,802)
Balance due to Sanovas - end of year	$ 2,760	$ 427,933